OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) - 2019 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
BBVA [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	97.032.000-8
Creditor	BBVA
Creditor country	Chile
Currency	US$
Amortization	At Expiration
Effective rate %	3.29
Nominal rate %	3.29
BANCO DO BRASIL [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	97.003.000-K
Creditor	BANCO DO BRASIL
Creditor country	Chile
Currency	UF
Amortization	At Expiration
Effective rate %	2.93
Nominal rate %	2.93
HSBC [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	97.951.000-4
Creditor	HSBC
Creditor country	Chile
Currency	US$
Amortization	At Expiration
Effective rate %	3.25
Nominal rate %	3.25
BLADEX [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	76.100.458-1
Creditor	BLADEX
Creditor country	Chile
Currency	US$
Amortization	At Expiration
Effective rate %	2.82
Nominal rate %	2.82
CORP BANCA [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	97.023.000-9
Creditor	CORP BANCA
Creditor country	Chile
Currency	UF
Amortization	Quarterly
Effective rate %	3.35
Nominal rate %	3.35
SANTANDER [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	SANTANDER
Creditor country	Spain
Currency	US$
Amortization	Quarterly
Effective rate %	3.62
Nominal rate %	4.61
BTG PACTUAL CHILE [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	76.362.099-9
Creditor	BTG PACTUAL CHILE
Creditor country	Chile
Currency	UF
Amortization	At Expiration
Effective rate %	3.10
Nominal rate %	3.10
ESTADO [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	ESTADO
Creditor country	Chile
Currency	UF
Amortization	At Expiration
Effective rate %	4.81
Nominal rate %	4.81
BANK OF NEWYORK [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	97.030.000-7
Creditor	BANK OF NEW YORK
Creditor country	U.S.A.
Currency	US$
Amortization	At Expiration
Effective rate %	7.16
Nominal rate %	6.94
BNP PARIBAS [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	BNP PARIBAS
Creditor country	U.S.A.
Currency	US$
Amortization	Quarterly
Effective rate %	3.81
Nominal rate %	3.81
WILMINGTON TRUST [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	WILMINGTON TRUST
Creditor country	U.S.A.
Currency	US$
Amortization	Quarterly
Effective rate %	4.45
Nominal rate %	4.45
CITIBANKMember | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	CITIBANK
Creditor country	U.S.A.
Currency	US$
Amortization	Quarterly
Effective rate %	3.76
Nominal rate %	2.68
Natixis [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	NATIXIS
Creditor country	France
Currency	US$
Amortization	Quarterly
Effective rate %	3.82
Nominal rate %	3.82
INVESTEC [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	INVESTEC
Creditor country	England
Currency	US$
Amortization	Semiannual
Effective rate %	6.35
Nominal rate %	6.35
MUFG [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	MUFG
Creditor country	U.S.A.
Currency	US$
Amortization	Quarterly
Effective rate %	3.43
Nominal rate %	3.43
SWAP Received Aircraft [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Creditor	SWAP Received Aircraft
Currency	US$
Amortization	Quarterly
CREDIT AGRICOLE [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	CREDIT AGRICOLE
Creditor country	France
Currency	US$
Amortization	At Expiration
Effective rate %	3.74
Nominal rate %	3.74
MUFG 1 [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	MUFG
Creditor country	U.S.A.
Currency	US$
Amortization	Quarterly
Effective rate %	3.54
Nominal rate %	3.54
ING [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	ING
Creditor country	U.S.A.
Currency	US$
Amortization	Quarterly
Effective rate %	5.71
Nominal rate %	5.01
CREDITAGRICOLE [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	CREDIT AGRICOLE
Creditor country	France
Currency	US$
Amortization	Quarterly
Effective rate %	3.15
Nominal rate %	2.52
CITIBANK [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	CITIBANK
Creditor country	U.S.A.
Currency	US$
Amortization	Quarterly
Effective rate %	3.39
Nominal rate %	2.80
PEFCO [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	PEFCO
Creditor country	U.S.A.
Currency	US$
Amortization	Quarterly
Effective rate %	5.65
Nominal rate %	5.03
BNP PARIBAS Two [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	BNP PARIBAS
Creditor country	U.S.A.
Currency	US$
Amortization	Quarterly
Effective rate %	3.85
Nominal rate %	3.72
Wells Fargo Bank [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	WELLS FARGO
Creditor country	U.S.A.
Currency	US$
Amortization	Quarterly
Effective rate %	2.67
Nominal rate %	1.98
SANTANDER1Member | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	97.036.000-K
Creditor	SANTANDER
Creditor country	Chile
Currency	US$
Amortization	Quarterly
Effective rate %	3.00
Nominal rate %	2.46
RRP F ENGINE [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	RRPF ENGINE
Creditor country	England
Currency	US$
Amortization	Monthly
Effective rate %	4.01
Nominal rate %	4.01
APPLE BANK [Member] | BTMU [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	APPLE BANK
Creditor country	U.S.A.
Currency	US$
Amortization	Quarterly
Effective rate %	3.33
Nominal rate %	2.73
BTMU [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	BTMU
Creditor country	U.S.A.
Currency	US$
Amortization	Quarterly
Effective rate %	3.33
Nominal rate %	2.73
NATIXIS [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	NATIXIS
Creditor country	France
Currency	US$
Amortization	Quarterly
Effective rate %	4.41
Nominal rate %	4.41
KfWIP EX-Bank [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	KFW IP EX-BANK
Creditor country	Germany
Currency	US$
Amortization	Quarterly
Effective rate %	3.55
Nominal rate %	3.55
AIRBUS FINANCIAL [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	AIRBUS FINANCIAL
Creditor country	U.S.A.
Currency	US$
Amortization	Monthly
Effective rate %	3.31
Nominal rate %	3.31
US BANK [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	US BANK
Creditor country	U.S.A.
Currency	US$
Amortization	Quarterly
Effective rate %	4.01
Nominal rate %	2.82
PK AirFinance [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	PK AIRFINANCE
Creditor country	U.S.A.
Currency	US$
Amortization	Monthly
Effective rate %	3.45
Nominal rate %	3.45
Citibank 3 [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Tax No.	0-E
Creditor	CITIBANK (*)
Creditor country	U.S.A.
Currency	US$
Amortization	Quarterly
Effective rate %	6.00
Nominal rate %	6.00
Total [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Creditor	Total
Nominal values [Member] | BBVA [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	$ 24,000
More than 90 days to one year	75,000
Total nominal value	99,000
Nominal values [Member] | BANCO DO BRASIL [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	150,000
More than 90 days to one year	50,000
Total nominal value	200,000
Nominal values [Member] | HSBC [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	12,000
Total nominal value	12,000
Nominal values [Member] | BLADEX [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
More than 90 days to one year	29,000
Total nominal value	29,000
Nominal values [Member] | CORP BANCA [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	5,205
More than 90 days to one year	10,410
Total nominal value	15,615
Nominal values [Member] | SANTANDER [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
More than one to three years	137,860
Total nominal value	137,860
Nominal values [Member] | BTG PACTUAL CHILE [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
More than one to three years	62,769
Total nominal value	62,769
Nominal values [Member] | ESTADO [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
More than one to three years	164,485
More than five years	353,547
Total nominal value	518,032
Nominal values [Member] | BANK OF NEWYORK [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
More than three to five years	700,000
More than five years	800,000
Total nominal value	1,500,000
Nominal values [Member] | BNP PARIBAS [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	8,115
More than 90 days to one year	36,282
More than one to three years	93,788
More than three to five years	100,622
More than five years	275,134
Total nominal value	513,941
Nominal values [Member] | WILMINGTON TRUST [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	22,090
More than 90 days to one year	66,710
More than one to three years	183,332
More than three to five years	196,452
More than five years	397,639
Total nominal value	866,223
Nominal values [Member] | CITIBANKMember | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	4,805
More than 90 days to one year	14,608
More than one to three years	40,414
More than three to five years	42,626
More than five years	41,022
Total nominal value	143,475
Nominal values [Member] | Natixis [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	10,675
More than 90 days to one year	32,708
More than one to three years	84,674
More than three to five years	78,123
More than five years	76,726
Total nominal value	282,906
Nominal values [Member] | INVESTEC [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	1,538
More than 90 days to one year	8,976
More than one to three years	22,977
More than three to five years	10,596
Total nominal value	44,087
Nominal values [Member] | MUFG [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	2,973
More than 90 days to one year	18,593
More than one to three years	53,816
More than three to five years	57,993
More than five years	189,285
Total nominal value	322,660
Nominal values [Member] | SWAP Received Aircraft [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	80
More than 90 days to one year	78
Total nominal value	158
Nominal values [Member] | CREDIT AGRICOLE [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
More than one to three years	253,692
Total nominal value	253,692
Nominal values [Member] | MUFG 1 [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	23,669
More than 90 days to one year	71,432
More than one to three years	188,440
More than three to five years	44,482
Total nominal value	328,023
Nominal values [Member] | ING [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	3,875
More than 90 days to one year	7,931
Total nominal value	11,806
Nominal values [Member] | CREDITAGRICOLE [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	4,831
More than 90 days to one year	14,723
More than one to three years	6,537
Total nominal value	26,091
Nominal values [Member] | CITIBANK [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	17,972
More than 90 days to one year	52,790
More than one to three years	113,746
More than three to five years	16,399
Total nominal value	200,907
Nominal values [Member] | PEFCO [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	1,901
More than 90 days to one year	1,926
Total nominal value	3,827
Nominal values [Member] | BNP PARIBAS Two [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	8,523
More than 90 days to one year	23,197
More than one to three years	25,182
More than three to five years	20,717
More than five years	10,110
Total nominal value	87,729
Nominal values [Member] | Wells Fargo Bank [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	32,321
More than 90 days to one year	97,956
More than one to three years	248,086
More than three to five years	199,037
More than five years	14,284
Total nominal value	591,684
Nominal values [Member] | SANTANDER1Member | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	5,690
More than 90 days to one year	17,255
More than one to three years	46,472
More than three to five years	3,134
Total nominal value	72,551
Nominal values [Member] | RRP F ENGINE [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	864
More than 90 days to one year	2,348
More than one to three years	7,441
More than three to five years	8,075
More than five years	915
Total nominal value	19,643
Nominal values [Member] | APPLE BANK [Member] | BTMU [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	1,483
More than 90 days to one year	4,509
More than one to three years	12,474
More than three to five years	7,242
Total nominal value	25,708
Nominal values [Member] | BTMU [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	3,010
More than 90 days to one year	9,148
More than one to three years	25,278
More than three to five years	13,904
Total nominal value	51,340
Nominal values [Member] | NATIXIS [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	702
More than 90 days to one year	2,173
More than one to three years	2,279
Total nominal value	5,154
Nominal values [Member] | KfWIP EX-Bank [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	1,760
More than 90 days to one year	3,568
Total nominal value	5,328
Nominal values [Member] | AIRBUS FINANCIAL [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	1,977
More than 90 days to one year	5,687
Total nominal value	7,664
Nominal values [Member] | US BANK [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	15,862
More than 90 days to one year	48,132
More than one to three years	132,441
More than three to five years	135,200
More than five years	17,492
Total nominal value	349,127
Nominal values [Member] | PK AirFinance [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	2,487
More than 90 days to one year	7,729
More than one to three years	17,871
Total nominal value	28,087
Nominal values [Member] | Citibank 3 [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	24,595
More than 90 days to one year	76,431
Total nominal value	101,026
Nominal values [Member] | Total [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	393,003
More than 90 days to one year	789,300
More than one to three years	1,924,054
More than three to five years	1,634,602
More than five years	2,176,154
Total nominal value	6,917,113
Accounting values [Member] | BBVA [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	24,910
More than 90 days to one year	75,000
Total accounting value	99,910
Accounting values [Member] | BANCO DO BRASIL [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	150,257
More than 90 days to one year	50,283
Total accounting value	200,540
Accounting values [Member] | HSBC [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	12,016
Total accounting value	12,016
Accounting values [Member] | BLADEX [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
More than 90 days to one year	29,009
Total accounting value	29,009
Accounting values [Member] | CORP BANCA [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	5,192
More than 90 days to one year	10,369
Total accounting value	15,561
Accounting values [Member] | SANTANDER [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	255
More than one to three years	137,860
Total accounting value	138,115
Accounting values [Member] | BTG PACTUAL CHILE [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	113
More than one to three years	62,172
Total accounting value	62,285
Accounting values [Member] | ESTADO [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
More than 90 days to one year	2,642
More than one to three years	164,398
More than three to five years	(366,656)
Total accounting value	533,696
Accounting values [Member] | BANK OF NEWYORK [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	18,640
More than 90 days to one year	10,779
More than three to five years	698,256
More than five years	803,563
Total accounting value	1,531,238
Accounting values [Member] | BNP PARIBAS [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	10,058
More than 90 days to one year	36,855
More than one to three years	91,224
More than three to five years	99,297
More than five years	273,038
Total accounting value	510,472
Accounting values [Member] | WILMINGTON TRUST [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	27,229
More than 90 days to one year	66,710
More than one to three years	178,784
More than three to five years	194,741
More than five years	395,983
Total accounting value	863,447
Accounting values [Member] | CITIBANKMember | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	5,461
More than 90 days to one year	14,608
More than one to three years	36,178
More than three to five years	40,932
More than five years	40,310
Total accounting value	137,489
Accounting values [Member] | Natixis [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	11,410
More than 90 days to one year	32,708
More than one to three years	83,072
More than three to five years	77,195
More than five years	75,928
Total accounting value	280,313
Accounting values [Member] | INVESTEC [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	1,867
More than 90 days to one year	9,112
More than one to three years	22,597
More than three to five years	10,565
Total accounting value	44,141
Accounting values [Member] | MUFG [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	3,182
More than 90 days to one year	18,593
More than one to three years	53,367
More than three to five years	57,694
More than five years	188,471
Total accounting value	321,307
Accounting values [Member] | SWAP Received Aircraft [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	80
More than 90 days to one year	78
Total accounting value	158
Accounting values [Member] | CREDIT AGRICOLE [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	2,370
More than one to three years	252,747
Total accounting value	255,117
Accounting values [Member] | MUFG 1 [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	23,929
More than 90 days to one year	71,431
More than one to three years	185,938
More than three to five years	44,017
Total accounting value	325,315
Accounting values [Member] | ING [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	3,952
More than 90 days to one year	7,931
Total accounting value	11,883
Accounting values [Member] | CREDITAGRICOLE [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	4,943
More than 90 days to one year	14,723
More than one to three years	6,537
Total accounting value	26,203
Accounting values [Member] | CITIBANK [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	18,633
More than 90 days to one year	52,790
More than one to three years	112,712
More than three to five years	16,368
Total accounting value	200,503
Accounting values [Member] | PEFCO [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	1,918
More than 90 days to one year	1,926
Total accounting value	3,844
Accounting values [Member] | BNP PARIBAS Two [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	9,042
More than 90 days to one year	23,197
More than one to three years	24,675
More than three to five years	20,424
More than five years	9,975
Total accounting value	87,313
Accounting values [Member] | Wells Fargo Bank [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	34,868
More than 90 days to one year	97,956
More than one to three years	233,822
More than three to five years	195,209
More than five years	14,138
Total accounting value	575,993
Accounting values [Member] | SANTANDER1Member | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	5,959
More than 90 days to one year	17,255
More than one to three years	45,805
More than three to five years	3,128
Total accounting value	72,147
Accounting values [Member] | RRP F ENGINE [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	908
More than 90 days to one year	2,348
More than one to three years	7,441
More than three to five years	8,075
More than five years	915
Total accounting value	19,687
Accounting values [Member] | APPLE BANK [Member] | BTMU [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	1,632
More than 90 days to one year	4,509
More than one to three years	12,162
More than three to five years	7,212
Total accounting value	25,515
Accounting values [Member] | BTMU [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	3,191
More than 90 days to one year	9,148
More than one to three years	24,661
More than three to five years	13,849
Total accounting value	50,849
Accounting values [Member] | NATIXIS [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	723
More than 90 days to one year	2,173
More than one to three years	2,279
Total accounting value	5,175
Accounting values [Member] | KfWIP EX-Bank [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	1,769
More than 90 days to one year	3,568
Total accounting value	5,337
Accounting values [Member] | AIRBUS FINANCIAL [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	1,992
More than 90 days to one year	5,687
Total accounting value	7,679
Accounting values [Member] | US BANK [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	17,610
More than 90 days to one year	48,132
More than one to three years	119,881
More than three to five years	130,865
More than five years	17,188
Total accounting value	333,676
Accounting values [Member] | PK AirFinance [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	2,530
More than 90 days to one year	7,729
More than one to three years	17,871
Total accounting value	28,130
Accounting values [Member] | Citibank 3 [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	24,830
More than 90 days to one year	76,431
Total accounting value	101,261
Accounting values [Member] | Total [Member] | Chile [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Chile (2019) [Line Items]
Up to 90 days	431,469
More than 90 days to one year	803,680
More than one to three years	1,876,183
More than three to five years	1,617,827
More than five years	2,186,165
Total accounting value	$ 6,915,324